Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

As of June 30, 2025 and 2026, prepaid expenses and other current assets, net consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
Advance to staff	2,604,854	1,803,546
Deposits(a)	1,928,641	3,082,170
Prepaid expenses(b)	940,146	10,187,963
Value-added tax recoverable	808,479	1,250,113
Employee loan	300,000	300,000
Others	593,920	4,285,634
	7,176,040	20,909,426
Less: Allowance for credit losses	(351,955)	(351,955)
Total prepayments and other current assets, net	6,824,085	20,557,471

(a)	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.

(b)	The balance of prepaid expenses as of June 30, 2026 primarily consisted of a prepayment of approximately US$1.5 million for professional and consulting advisory fees paid to Tao Consultants LLC in connection with the post-balance sheet equity financing completed in July 2026 (see Note 18).

Schedule of Prepaid Expenses and Other Receivables

The movement of the expected credit loss against prepaid expenses and other receivables for the years ended June 30, 2024, 2025 and 206 is as follows:

	June 30, 2024	June 30, 2025	June 30, 2026
	RMB	RMB	RMB
Opening balance	264,888	351,955	351,955
Provision of expected credit losses	87,067	—	—
Ending balance	351,955	351,955	351,955